STOCK OPTIONS AND WARRANT GRANTS - Weighted average fair value of options granted and estimated using the Black-Scholes option pricing model (Details 2) (Stock options)	12 Months Ended
Dec. 31, 2011
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	111.00%
Risk-free interest rate	0.42%
Expected life	1 year 6 months
Dividend yield	0.00%
Forfeiture rate	0.00%